5 MARKETABLE SECURITES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITES

NOTE 5 - MARKETABLE SECURITES

The Company’s marketable securities consist solely of 7,949,252 and 10,000,000, as of June 30, 2013 and December 31, 2012, respectively, of shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity. Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. During the six months ended June 30, 2013, the Company sold 2,050,748, shares of stock and recorded a gain of $38,117. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $341,023 and $152,000 as of June 30, 2013 and December 31, 2012, respectively.

The following summarizes the carrying value of marketable securities as of June 30, 2013 and December 31, 2012:

	2013	2012
Historical cost	$151,036	$190,000
Unrealized gains included in accumulated other comprehensive income (loss)	189,987	(38,000)
Net carrying value	$341,023	$152,000

NOTE 5 - MARKETABLE SECURITES

The Company’s marketable securities consist solely of 10,000,000 shares of Mediswipe, Inc.’s common stock, issued to the Company in connection with the Company’s formation in 2010. The Company classifies its marketable securities as available-for-sale securities, which are carried at their fair value based on the quoted market prices of the securities with unrealized gains and losses, net of deferred income taxes, reported as accumulated other comprehensive income (loss), a separate component of stockholders’ equity (deficiency).

Realized gains and losses on available-for-sale securities are included in net earnings in the period earned or incurred. There were no realized gains or losses for the years ended December 31, 2012 and 2011. The aggregate fair value of the Company’s holdings in Mediswipe’s common stock totaled $152,000 and $38,000 as of December 31, 2012 and 2011, respectively.

The following summarizes the carrying value of marketable securities as of December 31, 2012 and 2011.

	2012	2011
Beginning fair value	$38,000	$190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	114,000	(152,000)
Net carrying value	$152,000	$38,000

The Company did not purchase or sell any marketable securities during the years ended December 31, 2012 and 2011.